Derivatives - Derivatives in hedge accounting relationships (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ (3,063)	£ (4,235)
Hedging instrument, liabilities	(7,568)	(9,205)
Derivatives after IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	114	143
Hedging instrument, liabilities	£ 270	£ 132
Derivatives | Derivatives before IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	224,800	233,100
Hedging instrument, assets	£ 3,177	£ 4,378
Hedging instrument, liabilities	7,838	9,337
Changes in fair value used for hedge ineffectiveness	1,602	(2,859)
Fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value used for hedge ineffectiveness	£ 406	£ 482	£ 897
Fair value hedging | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	67,600	58,700
Hedging instrument, assets	£ 1,139	£ 1,554
Hedging instrument, liabilities	2,607	3,009
Changes in fair value used for hedge ineffectiveness	£ 406	£ 482
Cash flow hedging | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	140,000	167,600
Hedging instrument, assets	£ 1,924	£ 2,681
Hedging instrument, liabilities	4,970	6,207
Changes in fair value used for hedge ineffectiveness	£ 1,211	£ (3,342)
Cash flow hedging | Exchange rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	16,900	6,300
Hedging instrument, assets	£ 112	£ 142
Hedging instrument, liabilities	254	112
Changes in fair value used for hedge ineffectiveness	£ (12)	£ (3)
Net investment hedging | Exchange rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	300	500
Hedging instrument, assets	£ 2	£ 1
Hedging instrument, liabilities	7	9
Changes in fair value used for hedge ineffectiveness	£ (3)	£ 4